CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (328,038)	$ (50,274)	¥ (193,548)	¥ (254,639)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property and equipment	584	90	1,509	1,373
Amortization of intangible assets	1,140	175	1,541	1,065
Loss (gain) on disposal of property and equipment	3
Non- cash lease expense of right-of-use asset	140	21	4,881
Allowance for doubtful accounts	8,723	1,337	34,618	1,609
Deferred income taxes (benefit) expense	(5,116)	(784)
Interest expense	2,298	352
Impairment of long-term investment	647	99	0	0
Share-based compensation expense	44,526	6,824	38,992	124,022
Changes in operating assets and liabilities:
Accounts receivable	13,155	2,016	16,029	13,428
Unbilled receivables	10,703	1,640	(52,475)	18,342
Inventories	1,530	234	2,905	11,943
Notes receivable	99,415	15,236	(122,101)	7,061
Amounts due from related parties	(316)	(48)
Prepayments and other current assets	(19,612)	(3,006)	51,415	(144,849)
Long-term deferred cost	(10,710)	(1,641)
Accounts payable	11,346	1,739	206,208	14,000
Deferred revenue	(25,544)	(3,915)	(46,286)	108,624
Accrued expenses and other liabilities	26,843	4,114	79,774	12,660
Deferred government grants			(30)	(336)
Income taxes payable	461	71	387
Lease liabilities			(4,881)
Amounts due to related parties	(66,226)	(10,150)	(114,759)	(48,939)
Net cash used in operating activities	(234,048)	(35,870)	(95,821)	(134,636)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	16,846	2,582	(853)	(484)
Purchases of intangible assets	(116)	(18)	(967)	(1,758)
Payments for short-term investments	(336,038)	(51,500)
Payment for long-term investment	(1,000)	(153)
Net cash used in investing activities	(320,308)	(49,089)	(1,820)	(2,242)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from capital contribution				69,904
Payment for capital distribution				(6,813)
Proceeds from issuance of ordinary shares	419,955	64,361
Proceeds from mandatorily redeemable noncontrolling interests	16,137	2,473
Deemed contribution to shareholders	72,961	11,182
Capital contribution to equity by M.I.	90	14
Proceeds from bank borrowings	20,000	3,065
Proceeds from loans from related parties			88,881	166,989
Repayment of loans to related parties			(794)	(72,397)
Proceeds from other borrowings			102,883	712,823
Repayment of other borrowings			(41,571)	(833,173)
Net cash generated from financing activities	529,143	81,095	149,399	37,333
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(20,873)	(3,200)	(561)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(46,086)	(7,064)	51,197	(99,545)
Cash, cash equivalents and restricted cash at beginning of year	57,674	8,839	6,477	106,022
Cash, cash equivalents and restricted cash at end of year	11,588	1,775	57,674	6,477
Reconciliation of cash, cash equivalents and restricted cash
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	11,588	1,775	57,674	6,477
Supplemental disclosure of cash flow information:
Interest paid	11,513	1,764	(4,428)	(19,386)
Interest received	(787)	(121)	61	¥ 337
Income tax paid	1,177	180	(78)
Supplemental disclosure of non-cash activities:
Operating lease liabilities arising from obtaining right-of-use assets	¥ 4,261	$ 653	¥ 3,394